GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Selling, General, and Administrative Expense by Component
General and administrative expenses are as follows (in thousands):

	Year Ended December 31,
	2022	2021
General and administrative expenses:
Wages and salaries	$9,560	$9,728
Professional services	2,243	2,397
Insurance	1,702	1,638
Rent and utilities	867	878
Other general and administrative expenses	1,245	895
Share-based compensation	2,296	1,205
Software licenses and support	1,081	938
Travel and other employee expenses	142	712
Office and IT supplies	177	228
Depreciation of property, plant and equipment	134	188
Total general and administrative expenses	$19,447	$18,807